Other Assets - Schedule of Other Assets — Current (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Other Assets — Current [Abstract]
Prepayments	$ 6,234	$ 4,563	$ 76,249
Short-term deposits	17,795	13,025
Interest receivable from a third party	28,462	20,833
Other assets – current	$ 52,491	$ 38,421	$ 76,249